UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8985

Citigroup Investments Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  September 30
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

     Citigroup
     Investments
     Corporate
     Loan Fund Inc.


     Annual Report September 30, 2003                        Ticker Symbol: TLI

                                   [GRAPHIC]

                                 WHAT'S INSIDE


Letter from the Chairman..........................  1

Schedule of Investments...........................  4

Statement of Assets and Liabilities............... 10

Statement of Operations........................... 11

Statements of Changes in Net Assets............... 12

Notes to Financial Statements..................... 13

Financial Highlights.............................. 19

Independent Auditors' Report...................... 21

Additional Information............................ 22

Dividend Reinvestment Plan........................ 26

                           LETTER FROM THE CHAIRMAN


R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,
I am pleased to report that your fund, the Citigroup Investments Corporate Loan Fund Inc., performed well during the year ended September 30, 2003. The total return based on the market price of the fund was 29.61%. The fund gained
11.64% based on its net asset value ("NAV")/i/ versus 11.24% for the fund's principal benchmark, the Lipper peer group of closed-end loan participation funds,/ii/ and distributed dividends to shareholders totaling $0.75 per common share. The performance table below shows the annualized distribution yield and 12-month total return based on the fund's September 30, 2003 NAV per share and its New York Stock Exchange ("NYSE") closing price. Past performance is not indicative of future results.

                                 Annualized            12-Month
           Price Per Share Distribution Yield/iii/ Total Return/iii/
           --------------- ----------------------  ----------------
            $13.93 (NAV)           5.17%                11.64%
            $14.45 (NYSE)          4.98%                29.61%

The rise in the fund's NAV was primarily due to a broad-based increase for prices in the loan market that resulted from continued strengthening in the economy and the financial markets, improving confidence, and additions of investment capital flowing into the loan market.

The fund's share price has climbed steadily since it hit its 52-week low of $11.20 on November 8, 2002. Since the beginning of August 2003, the fund has traded at an increasing premium to its NAV. In our opinion, the recent improvement in the premium to NAV of the fund reflects a higher level of investor confidence and resulting lower risk premiums in the market.

The loosening of constraints on investment capital across the financial markets, has led to an increase in demand for assets in the credit markets, and investment managers taking on a higher level of risk at lower risk premiums. In the loan

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             1
market, as investment capital continues to enter the market and loans are repaid ahead of schedule, cash levels in loan portfolios have grown. The improved economic climate has continued to drive a reasonably steady supply of loans. However, issuance has not kept pace with investor demand.

While the demand for assets in the loan market has exceeded supply, we have been able to increase holdings in the portfolio since May -- while maintaining our high credit standards. Consistent with our original investment mandate, the fund's portfolio is made up largely of floating- or variable-rate senior secured corporate loans. As of September 30, 2003, the fund had total net assets of approximately $136 million that had an average equivalent rating of Ba3. The portfolio was invested in 28 industry sectors, with the largest industry concentration being 14.7% of total investments in the media/non-cable industry. The fund held interests in loans made to 122 issuers.

For a more detailed overview of your fund, please read the accompanying letter from your fund's manager. As always, thank you for your continued confidence in our stewardship of your assets.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 19, 2003


Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 4 through 9 for a list and percentage breakdown of the fund's holdings.

The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

/i/ NAV is a price that reflects the value of the fund's underlying portfolio.
    However, the price at which an investor may buy or sell common shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares.
/ii/ Lipper is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended September 30, 2003, calculated among 35 funds in the closed-end loan participation funds category with reinvestment of dividends and capital gains.
/iii/ Total returns are based on changes in NAV or the market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional common shares. Annualized distribution yield is the common shareholders' current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The annualized distribution yield assumes a current monthly income dividend rate of $0.060 for 12 months. This rate is as of September 30, 2003 and is subject to change.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
2

Take Advantage of the Fund's Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan") which is a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a summary of how the Plan works.

Plan Summary
If you participate in the Dividend Reinvestment Plan, your dividends and capital gains distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or higher than the net asset value ("NAV") per share as of the determination date (defined as the fourth New York Stock Exchange trading day preceding the payment for the dividend or distribution), plan participants will be issued new shares of common stock at a price per share equal to the greater of: (a) the NAV per share on the valuation date or (b) 95% of the market price per share on the valuation date.

If the market price is less than the NAV per share as of the determination date, PFPC Inc. ("Plan Agent") will buy common stock for your account in the open market. If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently exceeds the NAV per share, before the purchases are completed, the Plan Agent will cease making open-market purchases and have the Fund issue the remaining dividend or distribution in shares at a price per share equal to the greater of either the NAV per share on the valuation date or 95% of the market price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 26. To find out more detailed information about the Plan and about how you can participate, please call PFPC Inc. at (800) 331-1710.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             3

 Schedule of Investments                                      September 30, 2003


   FACE                                              LOAN   STATED
  AMOUNT                  SECURITY                   TYPE  MATURITY    VALUE*
--------------------------------------------------------------------------------
SENIOR COLLATERALIZED LOANS -- 97.3%
Aerospace/ Defense -- 2.2%
$  771,580 Decrane Aircraft Holdings, Inc.          Term B  9/30/05 $    690,564
 1,250,797 Decrane Aircraft Holdings, Inc.          Term D 12/17/06    1,119,463
 2,414,947 Raytheon Aerospace Co.                   Term B 12/17/07    2,416,457
   600,000 Transdigm Holding Corp.                  Term B  5/15/06      606,750
-------------------------------------------------------------------------------
                                                                       4,833,234
-------------------------------------------------------------------------------
Automotive -- 2.3%
 1,278,897 Collins & Aikman Corp.                   Term B 12/31/05    1,268,026
   800,000 CSK Auto, Inc.                           Term B  2/15/06      808,000
   966,948 Dayco Products, LLC                      Term B  5/31/07      966,948
 1,678,750 Dura Operating Corp.                     Term C 12/31/08    1,690,817
   456,000 Stoneridge, Inc.                         Term B  4/30/08      456,000
-------------------------------------------------------------------------------
                                                                       5,189,791
-------------------------------------------------------------------------------
Building Materials -- 5.6%
 1,676,634 Hanley-Wood, Inc.                        Term B  9/21/07    1,626,336
 1,287,777 Magnatrax Corp.+                         Term B 11/15/05      360,578
 3,695,892 Masonite International Corp.             Term C  8/31/08    3,709,751
   989,796 National Waterworks, Inc.                Term B 11/22/09      998,085
 2,805,846 Panolam Industries International, Inc.   Term B 11/24/06    2,763,758
 1,400,000 Therma-Tru Corp.                         Term B  2/21/10    1,406,125
 2,282,561 Trussway Holdings Inc.                   Term B 12/31/06    1,540,729
-------------------------------------------------------------------------------
                                                                      12,405,362
-------------------------------------------------------------------------------
Chemicals -- 3.3%
 1,599,829 Georgia Gulf Corp.                       Term C  5/12/09    1,615,827
 1,369,798 Huntsman International LLC               Term B  6/30/07    1,376,133
 1,369,798 Huntsman International LLC               Term C  6/30/08    1,376,362
 1,643,673 Noveon, Inc.                             Term B 12/31/09    1,661,137
 1,000,000 Rockwood Specialties Group Inc.          Term B  7/23/10    1,010,417
   399,000 Westlake Chemical Corp.                  Term B  7/23/10      403,364
-------------------------------------------------------------------------------
                                                                       7,443,240
-------------------------------------------------------------------------------
Conglomerates -- 2.1%
 1,453,662 Gentek, Inc.                             Term C 10/31/07    1,003,027
 3,545,750 SPX Corp.                                Term B  9/30/09    3,572,343
-------------------------------------------------------------------------------
                                                                       4,575,370
-------------------------------------------------------------------------------
Consumer Products -- 2.6%
   734,488 Armkel, LLC                              Term B  3/28/09      741,439
 1,681,496 Holmes Products Corp.                    Term B   2/5/07    1,675,891
 1,000,000 Jostens, Inc.                            Term B  7/29/10    1,008,563
   832,500 Meow Mix Inc.                            Term    1/31/08      835,622
   498,750 NBTY, Inc.                               Term B  7/25/09      502,387
   997,500 Tempur World Inc.                        Term B  8/18/09    1,001,864
-------------------------------------------------------------------------------
                                                                       5,765,766
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
4

 Schedule of Investments (continued)                          September 30, 2003

   FACE                                               LOAN    STATED
  AMOUNT                  SECURITY                    TYPE   MATURITY    VALUE*
----------------------------------------------------------------------------------
Electric -- 3.3%
$  600,000 Aquila, Inc.                             Facility  7/30/04 $    603,750
 2,000,000 Calpine Corp.                            Term      7/15/07    2,017,500
 1,000,000 Centerpoint Energy Houston Electric, LLC Term     11/12/05    1,145,000
   823,529 Pike Electric Inc.                       Term      4/18/10      829,449
 2,760,344 Westar Energy, Inc.                      Term B     6/6/05    2,774,146
----------------------------------------------------------------------------------
                                                                         7,369,845
----------------------------------------------------------------------------------
Entertainment -- 1.5%
 1,900,161 Regal Cinemas, Inc.                      Term D    6/30/09    1,919,758
 1,473,684 Six Flags Theme Parks Inc.               Term B    6/30/09    1,471,447
----------------------------------------------------------------------------------
                                                                         3,391,205
----------------------------------------------------------------------------------
Environmental -- 1.8%
 4,000,000 Casella Waste Systems, Inc.              Term B    5/11/07    4,025,500
----------------------------------------------------------------------------------
Food -- 5.2%
   887,880 American Seafoods Group LLC              Term B    3/31/09      890,470
 3,142,122 Dean Foods Co.                           Term B    7/15/08    3,167,953
   926,425 Del Monte Corp.                          Term B   12/20/10      938,777
 2,190,890 Fleming Cos., Inc.                       Term B    6/18/08    2,120,372
   553,167 Merisant Co.                             Term B    1/11/10      558,353
   835,915 Michael Foods Inc.                       Term B    4/10/08      840,791
   985,000 National Dairy Holdings L.P.             Term B    4/30/09      986,847
   512,272 NSC Operating Co.                        Term B    6/30/06      511,631
   468,000 NSC Operating Co.                        2nd Lien  5/25/09      436,410
   300,000 Reddy Ice Group Inc.                     Term      8/17/09      303,437
   795,613 Weight Watchers International, Inc.      Term B   12/31/09      802,276
   102,137 Weight Watchers International, Inc.      Term C   12/31/09      103,015
----------------------------------------------------------------------------------
                                                                        11,660,332
----------------------------------------------------------------------------------
Gaming -- 5.1%
 2,200,000 Alliance Gaming Corp.                    Term B     9/4/09    2,218,218
 2,152,498 Ameristar Casinos, Inc.                  Term B   12/20/06    2,162,722
   326,217 Greektown Casino, LLC                    Term B    9/30/04      327,236
 1,095,885 Greektown Casino, LLC                    Term C    9/30/04    1,097,254
   985,000 Isle of Capri Casinos, Inc.              Term      4/26/08      990,464
 1,591,873 Isle of Capri Casinos BlackHawk, LLC     Term B   11/15/06    1,596,847
 1,592,000 Penn National Gaming, Inc.               Term B     9/1/07    1,603,343
 1,323,333 Scientific Games Corp.                   Term B   12/31/08    1,329,288
----------------------------------------------------------------------------------
                                                                        11,325,372
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             5

 Schedule of Investments (continued)                          September 30, 2003


   FACE                                               LOAN     STATED
  AMOUNT                  SECURITY                    TYPE    MATURITY    VALUE*
-----------------------------------------------------------------------------------
Healthcare -- 6.0%
$1,083,500 Caremark Rx, Inc.                        Term       3/31/06 $  1,088,917
 2,984,962 Community Health Systems Inc.            Term B     7/16/10    2,998,487
   900,000 Conmed Corp.                             Tranche B 12/15/09      911,063
 1,994,613 Davita, Inc.                             Term B     3/31/09    2,005,583
   918,151 Fisher Scientific International, Inc.    Term       3/31/10      927,103
 1,257,959 Fisher Scientific International, Inc.    Term B     3/31/10    1,270,224
 1,346,625 Fresenius Medical Care Holding, Inc.     Term B     2/21/10    1,356,725
   698,250 Kinetic Concepts, Inc.                   Term B     8/11/10      703,269
 1,967,255 Rotech Healthcare Inc.                   Term B     3/31/08    1,970,329
----------------------------------------------------------------------------------
                                                                         13,231,700
----------------------------------------------------------------------------------
Industrial - Other -- 7.0%
   693,866 Buffets, Inc.                            Term       6/30/09      692,651
 1,302,216 Flowserve Corp.                          Term C     6/30/09    1,312,681
 3,706,493 General Cable Corp.                      Term B     5/28/07    3,586,032
   997,500 Global Imaging Systems, Inc.             Term B     6/25/09    1,007,475
   600,000 Jarden Corp.                             Term B     4/24/08      603,938
   897,750 Moran Transportation Co.                 Term      12/31/03      904,483
 3,685,058 Mueller Group, Inc.                      Term E     5/31/08    3,690,652
   766,731 Norcross Safety Products LLC             Term       3/20/09      770,085
   872,191 TriMas Corp.                             Term B    12/31/09      873,154
   500,000 Unifrax Corp.                            Term        9/4/09      504,688
 2,295,088 Western Industries Inc.                  Term       6/23/06    1,549,184
----------------------------------------------------------------------------------
                                                                         15,495,023
----------------------------------------------------------------------------------
Insurance -- 3.2%
 1,975,000 Hilb, Rogal and Hamilton Co.             Term B     6/30/07    1,995,984
 1,087,625 Infinity Property & Casualty Corp.       Term       6/30/10    1,097,142
 2,793,000 Oxford Health Plans, Inc.                Term       4/25/09    2,805,683
 1,300,000 USI Holdings Corp.                       Term B     8/11/08    1,309,750
----------------------------------------------------------------------------------
                                                                          7,208,559
----------------------------------------------------------------------------------
Media/Cable -- 9.8%
   939,887 Block Communications Inc.                Term B    11/15/09      946,936
 2,500,000 Century Cable Holdings                   Term      12/31/09    2,123,750
 6,895,000 Charter Communications Operating LLC     Term B     3/18/08    6,536,706
 1,965,000 Charter Communications VIII              Term B      2/2/08    1,882,716
 1,560,471 Classic Cable, Inc.                      Term A     7/31/07    1,482,448
 1,079,996 Classic Cable, Inc.                      Term B     1/16/09    1,025,996
 4,000,000 Insight Midwest LLC                      Term B    12/31/09    4,009,688
 3,674,149 Videotron Ltee                           Term B     12/1/09    3,686,781
----------------------------------------------------------------------------------
                                                                         21,695,021
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
6

 Schedule of Investments (continued)                          September 30, 2003

   FACE                                                LOAN     STATED
  AMOUNT                  SECURITY                     TYPE    MATURITY    VALUE*
------------------------------------------------------------------------------------
Media/Non-Cable -- 14.7%
$  158,730 Advanstar Communications Inc.            Term B     10/11/07 $    158,400
 5,322,785 American Media Operation Inc.            Term C       4/1/07    5,366,909
 2,792,337 Canwest Media Inc.                       Term D      5/15/09    2,818,515
   995,000 Cumulus Media Inc.                       Term C      3/28/10    1,005,261
 2,546,341 Dex Media East LLC                       Term B       5/8/09    2,587,493
 3,900,000 Dex Media West LLC                       Term B       5/8/09    3,963,028
   846,478 Emmis Communications Corp.               Term C       1/5/10      852,474
 2,000,000 Gray Television, Inc.                    Term       12/31/10    2,017,500
 1,485,000 Hollinger International Publishing Inc.  Term B      9/30/09    1,509,131
 1,500,000 Lamar Media Corp.                        Term B      6/30/10    1,512,344
 2,600,000 PanAmSat Corp.                           Term B     12/31/08    2,614,160
 2,764,688 The Reader's Digest Association, Inc.    Term B      5/20/08    2,757,035
 1,440,326 Sun Media Corp.                          Term B       2/7/09    1,445,503
 1,477,500 Susquehanna Media Co.                    Term B      6/30/08    1,492,275
 2,600,000 Vivendi Universal Entertainment LLP      Term B      6/30/08    2,619,825
------------------------------------------------------------------------------------
                                                                          32,719,853
------------------------------------------------------------------------------------
Metals -- 0.2%
   524,348 Compass Minerals Group, Inc.             Term B     11/28/09      528,827
------------------------------------------------------------------------------------
Other - Energy -- 1.2%
 1,293,500 Peabody Energy Corp.                     Term B      3/21/10    1,305,358
 1,396,500 Williams Production RMT Co.              Term        5/30/07    1,411,338
------------------------------------------------------------------------------------
                                                                           2,716,696
------------------------------------------------------------------------------------
Other - Financial Institutions -- 0.1%
   552,109 Bridge Information Systems, Inc.+        Multi-Draw 12/31/03       60,732
 1,023,935 Bridge Information Systems, Inc.+        Term B      5/29/05      112,633
------------------------------------------------------------------------------------
                                                                             173,365
------------------------------------------------------------------------------------
Packaging -- 3.7%
 4,000,000 Graphic Packaging Corp.                  Term B       8/9/10    4,026,500
 1,000,000 Kerr Group, Inc.                         Term        8/13/10    1,009,375
 1,979,949 Printpack Holdings Inc.                  Term B      3/31/09    1,989,849
   158,902 Smurfit-Stone Container Corp.            Term C      6/30/09      160,154
   937,848 Stone Container Corp.                    Term B      6/30/09      945,233
------------------------------------------------------------------------------------
                                                                           8,131,111
------------------------------------------------------------------------------------
Pharmaceuticals -- 0.5%
 1,011,157 Alpharma Corp.                           Term B      10/5/08    1,014,002
------------------------------------------------------------------------------------
Railroads -- 0.3%
   777,067 RailAmerica, Inc.                        Term B      5/22/09      780,369
------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             7

 Schedule of Investments (continued)                          September 30, 2003


   FACE                                              LOAN   STATED
  AMOUNT                  SECURITY                   TYPE  MATURITY    VALUE*
--------------------------------------------------------------------------------
Refining -- 2.2%
$1,747,733 Dresser Inc.                             Term B  4/10/09 $  1,761,621
 3,092,250 Tesoro Petroleum Corp.                   Term    4/15/08    3,139,738
--------------------------------------------------------------------------------
                                                                       4,901,359
--------------------------------------------------------------------------------
Retailers -- 0.7%
 1,200,000 Kmart Corp.                              Term B   5/6/06    1,207,500
   405,882 Shoppers Drug Mart Corp.                 Term F   2/4/09      407,042
--------------------------------------------------------------------------------
                                                                       1,614,542
--------------------------------------------------------------------------------
Technology -- 3.6%
 3,634,400 Amphenol Corp.                           Term B   5/6/10    3,665,216
   299,250 Fairchild Semiconductor Corp.            Term    6/19/08      301,681
 2,828,628 Seagate Technology HDD Holdings,
            Inc. (INT)                              Term B  5/13/07    2,844,318
 1,131,372 Seagate Technology Holdings, Inc. (U.S.) Term B  5/13/07    1,137,648
--------------------------------------------------------------------------------
                                                                       7,948,863
--------------------------------------------------------------------------------
Telecommunications -- 7.0%
 1,049,178 Centennial Cellular Operating Co.        Term B  5/31/07    1,037,375
 1,049,027 Centennial Cellular Operating Co.        Term C 11/30/07    1,038,045
   995,000 Crown Castle Operating Co.               Term B  3/15/08      997,931
 3,462,427 FairPoint Communications, Inc.           Term C  3/31/07    3,479,740
 1,980,000 Nextel Finance Co.                       Term B  6/30/08    1,990,607
 1,980,000 Nextel Finance Co.                       Term C 12/31/08    1,990,607
 2,300,000 Qwest Corp.                              Term A  6/30/07    2,354,050
   503,257 Rural Cellular Corp.                     Term B  10/3/08      498,629
   503,257 Rural Cellular Corp.                     Term C   4/3/09      498,629
 1,656,667 Western Wireless Corp.                   Term B  9/30/08    1,645,105
--------------------------------------------------------------------------------
                                                                      15,530,718
--------------------------------------------------------------------------------
Tobacco -- 1.0%
 2,222,000 Commonwealth Brands, Inc.                Term    8/28/07    2,228,944
--------------------------------------------------------------------------------
Transportation Services -- 1.1%
 2,376,484 TravelCenters of America, Inc.           Term   11/14/08    2,391,337
--------------------------------------------------------------------------------
           TOTAL SENIOR COLLATERALIZED
           LOANS (Cost -- $219,639,861)                              216,295,306
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
8

 Schedule of Investments (continued)                          September 30, 2003

   FACE
  AMOUNT                   SECURITY                                                             VALUE
---------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.7%
Commercial Paper -- 2.7%
$6,064,000 UBS Financial Services Inc., Years 3+4,
            1.110% due 10/1/03
           (Cost -- $6,064,000)                                                              $  6,064,000
---------------------------------------------------------------------------------------------------------
           TOTAL
           INVESTMENTS -- 100.0% (Cost -- $225,703,861**)                                    $222,359,306
---------------------------------------------------------------------------------------------------------

 *Market value is determined using current market prices which are supplied weekly by an independent third party pricing service.
+ Security is currently in default.
**Aggregate cost for Federal income tax purposes is $226,195,288.

Abbreviations used in this schedule:
------------------------------------
2nd Lien   -- Subordinate Loan to 1st Lien
Facility   -- Facility Loan
Multi-Draw -- Multi-Draw Term Loan
Term       -- Term Loan

  Certain term loans have different letter designations which may generally indicate differences in maturities, pricing, and other terms and conditions. A letter designation could also result from the consolidation of two or more previously issued term loans.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             9

 Statement of Assets and Liabilities                          September 30, 2003

ASSETS:
  Investments, at value (Cost -- $225,703,861)                                  $222,359,306
  Interest receivable                                                              1,030,634
  Paydown receivable                                                                 386,760
--------------------------------------------------------------------------------------------
  Total Assets                                                                   223,776,700
--------------------------------------------------------------------------------------------
LIABILITIES:
  Bank overdraft                                                                   1,907,083
  Management fee payable                                                             190,368
  Dividends payable to Auction Rate Cumulative Preferred Stockholders                 31,603
  Accrued expenses                                                                   171,965
--------------------------------------------------------------------------------------------
  Total Liabilities                                                                2,301,019
--------------------------------------------------------------------------------------------
Series A and B Auction Rate Cumulative Preferred Stock (1,700 shares authorized
 and issued at $25,000 per share for each Series) (Note 5)                        85,000,000
---------------------------------------------------------------------------------------------
Total Net Assets                                                                $136,475,681
--------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                                   $      9,800
  Capital paid in excess of par value                                            145,185,837
  Undistributed net investment income                                                131,889
  Accumulated net realized loss from investment transactions                      (5,507,290)
  Net unrealized depreciation of investments                                      (3,344,555)
--------------------------------------------------------------------------------------------
Total Net Assets
 (Equivalent to $13.93 a share on 9,800,174 common shares of $0.001 par value
 outstanding; 150,000,000 common shares authorized)                             $136,475,681
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
10

 Statement of Operations                   For the Year Ended September 30, 2003

INVESTMENT INCOME:
  Interest                                                                        $ 10,520,641
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                                            2,270,614
  Auction participation fees (Note 5)                                                  215,402
  Audit and legal                                                                      187,840
  Shareholder communications                                                           109,685
  Shareholder servicing fees                                                            74,978
  Directors' fees                                                                       55,200
  Commitment fees (Note 4)                                                              39,007
  Custody                                                                               27,029
  Stock exchange listing fees                                                           25,585
  Rating agency fees                                                                    16,460
  Auction agency fees                                                                   16,000
  Other                                                                                109,980
----------------------------------------------------------------------------------------------
  Total Expenses                                                                     3,147,780
----------------------------------------------------------------------------------------------
Net Investment Income                                                                7,372,861
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Investment Transactions (excluding short-term investments):
   Proceeds from sales                                                             108,245,081
   Cost of securities sold                                                         113,158,937
----------------------------------------------------------------------------------------------
  Net Realized Loss                                                                 (4,913,856)
----------------------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments:
   Beginning of year                                                               (16,124,723)
   End of year                                                                      (3,344,555)
----------------------------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                                           12,780,168
----------------------------------------------------------------------------------------------
Net Gain on Investments                                                              7,866,312
----------------------------------------------------------------------------------------------
Dividends Paid to Auction Rate Cumulative Preferred Stockholders From
 Net Investment Income                                                              (1,201,497)
----------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                            $ 14,037,676
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             11

 Statements of Changes in Net Assets

                                              For the Years Ended September 30,

                                                              2003          2002
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                   $  7,372,861  $  8,851,025
  Net realized gain (loss)                                  (4,913,856)      224,702
  (Increase) decrease in net unrealized depreciation        12,780,168    (7,915,466)
  Dividends Paid to Auction Rate Cumulative Preferred
   Stockholders from net investment income                  (1,201,497)     (911,398)
------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                    14,037,676       248,863
------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
  Net investment income                                     (7,376,019)   (7,893,805)
------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions
   Paid to Common Stock Shareholders                        (7,376,019)   (7,893,805)
------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
  Net asset value of shares issued for reinvestment of
   dividends (Note 6)                                          255,910            --
  Underwriting commissions and expenses for the issuance
   of Auction Rate Cumulative Preferred Stock (Note 5)              --    (1,190,782)
------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                     255,910    (1,190,782)
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                            6,917,567    (8,835,724)
NET ASSETS:
  Beginning of year                                        129,558,114   138,393,838
------------------------------------------------------------------------------------
  End of year*                                            $136,475,681  $129,558,114
------------------------------------------------------------------------------------
* Includes undistributed net investment income of:        $    131,889  $    960,832
------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
12

 Notes to Financial Statements


1. Significant Accounting Policies

The Citigroup Investments Corporate Loan Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities, excluding senior collateralized loans, for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), the Fund's investment adviser, with the assistance of the Travelers Asset Management International Company LLC ("TAMIC"), another indirect wholly-owned subsidiary of Citigroup, the sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions; SBFM may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. In addition, the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At September 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income amounting to

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             13

$50,297 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (i) dividends to shareholders are recorded monthly by the Fund on the ex-dividend date for the shareholders of Common Stock. The holders of the Auction Rate Cumulative Preferred Stock shall be entitled to receive dividends in accordance with an auction that will normally be held monthly and out of funds legally available to shareholders; (j) the Fund distributes capital gains, if any, at least annually; (k) the net asset value of the Fund's Common Stock is determined by dividing the value of the net assets available to Common Stock by the total number of shares of common stock outstanding. For the purpose of determining the net asset value per share of the common stock, the value of the Fund's net assets shall be deemed to equal the value of the Fund's assets less (1) the Fund's liabilities, (2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Auction Rate Cumulative Preferred Stock; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Facility fees and upfront fees, incurred by the Fund on loan agreements, are amortized over the remaining term of the loan.

2. Management Agreement and Transactions with Affiliated Persons

SBFM acts as investment adviser to the Fund. The Fund pays SBFM a management fee for its investment advisory and administration services calculated at an annual rate of 1.05% of the Fund's average daily net assets. For purposes of calculating the advisory fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM has entered into a sub-investment advisory agreement with TAMIC. Pursuant to a sub-advisory agreement, TAMIC is responsible for certain investment decisions related to the Fund. SBFM pays TAMIC a fee of 0.50% of the value of the Fund's average daily net assets for the services TAMIC provides as sub-adviser. For purposes of calculating the sub-advisory fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund's average daily net assets.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
14

3. Investments

During the year ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------------------------
Purchases                                                    $122,780,653
------------------------------------------------------------------------
Sales                                                         108,245,081
------------------------------------------------------------------------

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

-------------------------------------------------------------------------------
Gross unrealized appreciation                                       $ 1,780,212
Gross unrealized depreciation                                        (5,616,194)
-------------------------------------------------------------------------------
Net unrealized depreciation                                         $(3,835,982)
-------------------------------------------------------------------------------

4. Commitments

On May 24, 2002, the Fund entered into a three year revolving credit agreement to borrow up to an aggregate of $25 million from National Australia Bank Limited. This agreement terminates on May 31, 2005. The Fund pays a facility fee quarterly at 0.15% per annum for the three year revolving credit agreement.

5. Auction Rate Cumulative Preferred Stock

On March 14, 2002, the Fund issued 1,700 shares of Series A and 1,700 shares of Series B, respectively, of Auction Rate Cumulative Preferred Stock ("ARCPS"). The underwriting discount of $850,000 and offering expenses of $340,782 associated with the ARCPS offering were recorded as a reduction of the capital paid in excess of par value of common stock for the year ended September 30, 2002. The ARCPS' dividends are cumulative at a rate determined at an auction and the dividend period will typically be 28 days. The dividend rates ranged from 1.09% to 2.05% during the year ended September 30, 2003. At September 30, 2003, the current dividend rates were as follows:

                                           Series A Series B
-------------------------------------------------------------------------------
Current Dividend Rates                                            1.14%    1.20%
-------------------------------------------------------------------------------

The ARCPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain asset coverage requirements) at a redemption price equal to the liquidation preference, which is the sum of $25,000 per share plus accumulated and unpaid dividends.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             15

The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these asset coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset coverage requirements would restrict the Fund's ability to pay dividends to common shareholders.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, also currently acts as a broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent will pay to each broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. For the year ended September 30, 2003, CGM earned $215,402 as a participating broker/dealer.

6. Capital Shares

Capital stock transactions were as follows:

                                          Year Ended        Year Ended
                                        September 30, 2003 September 30, 2002
                                        ------------------ ------------------
                                        Shares    Amount   Shares    Amount
          -------------------------------------------------------------------
          Shares issued on reinvestment 18,507   $255,910    --        --
          -------------------------------------------------------------------

7. Capital Loss Carryforward

At September 30, 2003, the Fund had, for Federal income tax purposes, approximately $490,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below:

                                                                        2009     2010     2011
------------------------------------------------------------------------------------------------
Carryforward Amounts                                                   $44,000 $224,000 $222,000
-----------------------------------------------------------------------------------------------

In addition, the Fund had $5,016,329 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
16

8. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the year ended September 30, 2003 was:

-------------------------------------------------------------------------------
Ordinary income                                                     $ 8,577,516
-------------------------------------------------------------------------------

At September 30, 2003, the tax basis components of distributable earnings were:

-------------------------------------------------------------------------------
Undistributed ordinary income                                       $   655,523
-------------------------------------------------------------------------------
Accumulated capital losses                                             (489,594)
-------------------------------------------------------------------------------
Unrealized depreciation                                              (3,835,982)
-------------------------------------------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals and consent fees.

9. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             17

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.


--------------------------------------------------------------------------------
                                                             2003 Annual Report
18

 Financial Highlights

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

                                       2003     2002     2001      2000    1999/(1)/
-------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year                    $13.24  $14.15   $15.14   $  15.19  $  15.00
------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                 0.75    0.90     1.22       1.40      0.97
  Net realized and unrealized
   gain (loss)                          0.81   (0.79)   (0.93)      0.02      0.09
  Dividends Paid to Auction Rate
   Cumulative Preferred Stockholders
   from net investment income          (0.12)  (0.09)      --         --        --
------------------------------------------------------------------------------------
Total Income From Operations            1.44    0.02     0.29       1.42      1.06
------------------------------------------------------------------------------------
Offering Costs on Issuance of
 Common Stock                             --      --       --         --     (0.02)
------------------------------------------------------------------------------------
Underwriting Commissions and
 Expenses for the Issuance of
 Auction Rate Cumulative
 Preferred Stock                          --   (0.12)      --         --        --
------------------------------------------------------------------------------------
Distributions Paid to Common Stock
Shareholders From:
  Net investment income                (0.75)  (0.81)   (1.26)     (1.44)    (0.85)
  Net realized gains                      --      --    (0.02)     (0.03)       --
------------------------------------------------------------------------------------
Total Distributions                    (0.75)  (0.81)   (1.28)     (1.47)    (0.85)
------------------------------------------------------------------------------------
Net Asset Value, End of Year          $13.93  $13.24   $14.15   $  15.14  $  15.19
------------------------------------------------------------------------------------
Total Return,
 Based on Market Value                 29.61%  (1.67)%  (4.33)%    13.35%     1.68%++
------------------------------------------------------------------------------------
Total Return,
 Based on Net Asset Value              11.64%  (0.30)%   2.44%     10.55%     7.45%++
------------------------------------------------------------------------------------
Net Assets, End of Year (millions)    $  136  $  130   $  138   $    148  $    149
------------------------------------------------------------------------------------
Ratios to Average Net Assets/(2)/:
  Net investment income                 5.62%   6.48%    8.31%      9.20%     7.48%+
  Expenses                              2.40    2.63     4.57       4.74      3.55+
------------------------------------------------------------------------------------
Portfolio Turnover Rate                   55%     57%      23%        59%       53%
------------------------------------------------------------------------------------
Market Value, End of Year             $14.45  $11.83   $12.82   $14.6875  $ 14.375
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             19

                                                                          2003    2002 2001 2000 1999/(1)/
----------------------------------------------------------------------------------------------------------
Auction Rate Cumulative
Preferred Stock/(3)/:
 Total Amount Outstanding (000s)                                       $85,000 $85,000  --   --     --
 Asset Coverage Per Share                                               65,140  63,105  --   --     --
 Involuntary Liquidating Preference Per Share/(4)/                      25,000  25,000  --   --     --
 Average Market Value Per Share/(4)/                                    25,000  25,000  --   --     --
-----------------------------------------------------------------------------  ------- ---- ---- --------

(1)For the period November 20, 1998 (commencement of operations) to September 30, 1999.
(2)Calculated on the basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
(3)On March 14, 2002, the Fund issued 3,400 shares of Auction Rate Cumulative Preferred Stock at $25,000 a share.
(4)Excludes accrued or accumulated dividends.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
20

 Independent Auditors' Report


To the Shareholders and Board of Directors of Citigroup Investments Corporate Loan Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Citigroup Investments Corporate Loan Fund Inc. ("Fund") as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from November 20, 1998 (commencement of operations) to September 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from November 20, 1998 to September 30, 1999, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP

New York, New York
November 11, 2003, except for Note 9
Subsequent Event which is dated November 28, 2003

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             21

 Additional Information (unaudited)


Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Citigroup Investments Corporate Loan Fund Inc. was held on January 21, 2003, and adjourned to February 5, 2003, for the purpose of considering and voting upon the election of three Directors. The following table provides information concerning the matter voted upon at the
Meeting:

1. Election of Directors*

                                  Preferred Preferred            % of
                         Common    Shares    Shares             Shares
         Nominee         Shares   Series A  Series B    Total   Voted
         -------------------------------------------------------------
         Dwight B. Crane
         Votes For      8,181,382   1,164      902    8,183,448  98.7%
         Votes Withheld   110,977       0        0      110,977   1.3%

         William R. Hutchinson
         Votes For      8,181,184   1,164      902    8,183,250  98.7%
         Votes Withheld   111,175       0        0      111,175   1.3%

         Paolo M. Cucchi
         Votes For            N/A   1,164      902        2,066   100%
         Votes Withheld       N/A       0        0            0     0%

---------
* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Allan J. Bloostein, Robert A. Frankel, R. Jay Gerken, Paul Hardin and George M. Pavia.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
22

Information about Directors and Officers
The business and affairs of the Citigroup Investments Corporate Loan Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                       Number of
                                                                      Portfolios
                                      Term of         Principal         in Fund       Other
                        Position(s) Office* and     Occupation(s)       Complex   Directorships
                         Held with   Length of       During Past      Overseen by    Held by
Name, Address and Age      Fund     Time Served      Five Years        Director     Director
-----------------------------------------------------------------------------------------------
Non-Interested Directors:
Allan J. Bloostein       Director      Since    President, Allan J.       35      Taubman
27 West 67th Street                    1998     Bloostein Associates              Centers, Inc.
New York, NY 10023
Age 73

Dwight B. Crane          Director      Since    Professor, Harvard        49          None
Harvard Business School                1998     Business School
Soldiers Field Road
Morgan Hall #375
Boston, MA 02163
Age 65

Paolo M. Cucchi          Director      Since    Vice President and         7          None
Drew University                        2001     Dean of College of
108 Brothers College                            Liberal Arts at Drew
Madison, NJ 07940                               University
Age 61

Robert A. Frankel        Director      Since    Managing Partner of       23          None
1961 Deergrass Way                     1998     Robert A. Frankel
Carlsbad, CA 92009                              Management
Age 76                                          Consultants

Paul Hardin              Director      Since    Chancellor Emeritus       35          None
12083 Morehead                         2001     and Professor of Law
Chapel Hill, NC 27514                           at the University of
Age 72                                          North Carolina at
                                                Chapel Hill

William R. Hutchinson    Director      Since    President, WR             21      Associated
535 N. Michigan                        1998     Hutchinson &                      Bank and
Suite 1012                                      Associates, Inc.;                 Associated
Chicago, IL 60611                               formerly Group Vice               Banc-Corp
Age 60                                          President, Mergers &
                                                Acquisitions BP
                                                Amoco
George M. Pavia          Director      Since    Senior Partner, Pavia      7      None
600 Madison Avenue                     2001     & Harcourt Attorneys
New York, NY 10022
Age 75

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             23

                                                                        Number of
                                                                       Portfolios
                                       Term of         Principal         in Fund       Other
                       Position(s)   Office* and     Occupation(s)       Complex   Directorships
                        Held with     Length of       During Past      Overseen by    Held by
Name, Address and Age     Fund       Time Served      Five Years        Director     Director
------------------------------------------------------------------------------------------------
Interested Director:
R. Jay Gerken, CFA**  Chairman,         Since    Managing Director of      219         None
Citigroup Asset       President and     2002     Citigroup Global
Management ("CAM")    Chief                      Markets Inc.
399 Park Avenue       Executive                  ("CGM"); Chairman,
4th Floor             Officer                    President and Chief
New York, NY 10022                               Executive Officer of
Age 52                                           Smith Barney Fund
                                                 Management LLC
                                                 ("SBFM"), Travelers
                                                 Investment Adviser,
                                                 Inc. ("TIA") and Citi
                                                 Fund Management
                                                 Inc. ("CFM");
                                                 President and Chief
                                                 Executive Officer of
                                                 certain mutual funds
                                                 associated with
                                                 Citigroup Inc.;
                                                 Formerly, Portfolio
                                                 Manager of Smith
                                                 Barney Allocation
                                                 Series Inc. (from
                                                 1996-2001) and
                                                 Smith Barney Growth
                                                 and Income Fund
                                                 (from 1996-2000)

Officers:
Andrew B. Shoup***    Senior Vice       Since    Director of CAM;          N/A         N/A
CAM                   President and     2003     Senior Vice President
125 Broad Street      Chief                      and Chief
10th Floor            Administrative             Administrative
New York, NY 10004    Officer                    Officer of mutual
Age 47                                           funds associated
                                                 with Citigroup Inc.;
                                                 Head of International
                                                 Funds Administration
                                                 of CAM from 2001 to
                                                 2003; Director of
                                                 Global Funds
                                                 Administration of
                                                 CAM from 2000 to
                                                 2001; Head of U.S.
                                                 Citibank Funds
                                                 Administration of
                                                 CAM from 1998 to
                                                 2000

--------------------------------------------------------------------------------
                                                             2003 Annual Report
24

                                                                          Number of
                                                                         Portfolios
                                       Term of          Principal          in Fund       Other
                         Position(s) Office* and      Occupation(s)        Complex   Directorships
                          Held with   Length of        During Past       Overseen by    Held by
Name, Address and Age       Fund     Time Served       Five Years         Director     Director
--------------------------------------------------------------------------------------------------
Richard L. Peteka        Chief          Since    Director of CGM;            N/A          N/A
CAM                      Financial      2002     Chief Financial Officer
125 Broad Street         Officer                 and Treasurer of
11th Floor               and                     certain mutual funds
New York, NY 10004       Treasurer               affiliated with
Age 42                                           Citigroup Inc.;
                                                 Director and Head of
                                                 Internal Control for
                                                 Citigroup Asset
                                                 Management U.S.
                                                 Mutual Fund
                                                 Administration from
                                                 1999-2002; Vice
                                                 President, Head of
                                                 Mutual Fund
                                                 Administration and
                                                 Treasurer at
                                                 Oppenheimer Capital
                                                 from 1996-1999

Glenn N. Marchak         Vice           Since    Senior Vice President       N/A          N/A
388 Greenwich Street     President      1998     of the Travelers Asset
34th Floor               and                     Management
New York, NY 10013       Investment              International
Age 52                   Officer                 Company LLC;
                                                 Managing Director of
                                                 CGM from 1997 to
                                                 1998

Kaprel Ozsolak           Controller     Since    Vice President              N/A          N/A
CAM                                     2002     of CGM; Controller of
125 Broad Street                                 certain funds
11th Floor                                       associated with
New York, NY 10004                               Citigroup Inc.
Age 38

Robert I. Frenkel***     Secretary      Since    Managing Director           N/A          N/A
CAM                      and Chief      2003     and General Counsel
300 First Stamford Place Legal                   of Global Mutual
4th Floor                Officer                 Funds for CAM and
Stamford, CT 06902                               its predecessor
Age 48                                           (since 1994);
                                                 Secretary of CFM;
                                                 Secretary and Chief
                                                 Legal Officer of
                                                 mutual funds
                                                 associated with
                                                 Citigroup Inc.

---------
*  Directors are elected for a term of three years.
** Mr. Gerken is a Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
***As of November 25, 2003.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             25

 Dividend Reinvestment Plan (unaudited)

Pursuant to the Plan, shareholders whose Common Stock is registered in their own names will be deemed to have elected to have all distributions reinvested automatically in additional Common Stock of the Fund by PFPC Inc. ("Plan Agent"), as agent under the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder by PFPC Inc., as dividend paying agent. In the case of shareholders such as banks, brokers or nominees, which hold Common Stock for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares of Common Stock registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. Unless the Board of Directors of the Fund declares a dividend or capital gains distribution payable only in cash, non-participants in the Plan will receive cash and participants in the Plan will receive shares of Common Stock of the Fund, to be issued by the Fund or purchased by the Plan Agent in the open market as outlined below. Whenever the market price per share of Common Stock is equal to or exceeds the net asset value per share as of the determination date (defined as the fourth New York Stock Exchange trading day preceding the payment date for the dividend or distribution), participants will be issued new shares of Common Stock at a price per share equal to the greater of: (a) the net asset value per share on the valuation date or (b) 95% of the market price per share on the valuation date. Except as noted below, the valuation date generally will be the dividend or distribution payment date. If net asset value exceeds the market price of the Fund's shares of Common Stock as of the determination date, the Plan Agent will, as agent for the participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts as soon as practicable commencing on the trading day following the determination date and generally terminating no later than 30 days after the dividend or distribution payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in shares of Common Stock issued by the Fund. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the

--------------------------------------------------------------------------------
                                                             2003 Annual Report
26

Plan Agent is unable to invest the full dividend amount in open-market purchases during the permissible purchase period or if the market discount shifts to a market premium during such purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares of Common Stock (in which case the valuation date will be the date such shares are issued) at a price per share equal to the greater of (a) the net asset value per share on the valuation date or (b) 95% of the market price per share on the valuation date.

A shareholder may elect to withdraw from the Plan at any time upon written notice to the Plan Agent or by calling the Plan Agent at 1-800-331-1710. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares of Common Stock credited to his or her account under the Plan will be issued and a cash payment will be made for any fractional shares credited to such account. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent dividends and distributions in cash. Elections will be effective immediately if notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective after the investment of the then current dividend or distribution. If a withdrawing shareholder requests the Plan Agent to sell the shareholder's shares upon withdrawal from participation in the Plan, the withdrawing shareholder will be required to pay a $5.00 fee plus brokerage commissions.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy will include those shares of Common Stock purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Agent's fee for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or capital gains distributions.

--------------------------------------------------------------------------------
Citigroup Investments Corporate Loan Fund Inc.
                                                                             27

The automatic reinvestment of dividends and distributions will not relieve participants of any U.S. federal income tax that may be payable on such dividends or distributions.

Experience under the Plan may indicate that changes thereto may be desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid: (i) subsequent to notice of the change sent to all participants at least 30 days before the record date for such dividend or distribution or (ii) otherwise in accordance with the terms of the Plan. The Plan also may be amended or terminated by the Plan Agent, with the Board of Directors' prior written consent, on at least 30 days' prior written notice to all participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at (800) 331-1710.

                    --------------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its Common Stock in the open market.

--------------------------------------------------------------------------------
                                                             2003 Annual Report
28

Directors
Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
 Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

Officers
R. Jay Gerken, CFA
President and Chief Executive Officer

Andrew B. Shoup*
Senior Vice President and Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer and Treasurer

Glenn N. Marchak
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel*
Secretary and
Chief Legal Officer

* As of November 25, 2003.

            [LOGO]

             TLI
            Listed
             NYSE
THE NEW YORK STOCK EXCHANGE

Investment Adviser
Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

Sub-Investment Adviser
Travelers Asset Management International Company LLC
242 Trumbull Street
Hartford, Connecticut 06115

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent
PFPC Inc.
P.O. Box 8030
Boston, Massachusetts 02266-8030



This report is intended only for shareholders of Citigroup Investments Corporate Loan Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.



Citigroup Investments Corporate Loan Fund Inc.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

FD01804 11/03                                                            03-5720

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that William Hutchinson, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph
         (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Citigroup Investments Corporate Loan Fund Inc.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Citigroup Investments Corporate Loan Fund Inc.

Date: December 12, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Citigroup Investments Corporate Loan Fund Inc.

Date: December 12, 2003

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Citigroup Investments Corporate Loan Fund Inc.

Date: December 12, 2003